Variable Interest Entities (Details 4) (USD $)	Mar. 31, 2011		Dec. 31, 2010
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Trading assets (included assets pledged of $100,385 and $73,056)	$ 501,148,000,000		$ 489,892,000,000
Customer receivables representing primarily margin loans to prime and retail brokerage	685,996,000,000		692,927,000,000
Total assets	2,198,161,000,000	[1]	2,117,605,000,000	[1]
Beneficial interests issued by consolidated variable interest entities (included $1,276 and $1,495 at fair value)	70,917,000,000		77,649,000,000
Total liabilities	2,017,563,000,000	[1]	1,941,499,000,000	[1]
Variable Interest Enterprise [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Customer receivables representing primarily margin loans to prime and retail brokerage	84,200,000,000		95,600,000,000
Other	3,400,000,000		3,500,000,000
Total assets	97,900,000,000		108,900,000,000
Beneficial interests issued by consolidated variable interest entities (included $1,276 and $1,495 at fair value)	70,900,000,000		77,600,000,000
Other	1,800,000,000		2,000,000,000
Total liabilities	72,700,000,000		79,600,000,000
Variable Interest Enterprise [Member] | Firm-sponsored credit card trusts [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Customer receivables representing primarily margin loans to prime and retail brokerage	57,000,000,000		67,200,000,000
Other	1,400,000,000		1,300,000,000
Total assets	58,400,000,000		68,500,000,000
Beneficial interests issued by consolidated variable interest entities (included $1,276 and $1,495 at fair value)	37,700,000,000		44,300,000,000
Other	0		0
Total liabilities	37,700,000,000		44,300,000,000
Variable Interest Enterprise [Member] | Firm-sponsored credit card trusts [Member] | Debt and equity securities [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Trading assets (included assets pledged of $100,385 and $73,056)	0		0
Variable Interest Enterprise [Member] | Firm-administered multi-seller conduits [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Customer receivables representing primarily margin loans to prime and retail brokerage	20,200,000,000		21,100,000,000
Other	400,000,000		600,000,000
Total assets	20,600,000,000		21,700,000,000
Beneficial interests issued by consolidated variable interest entities (included $1,276 and $1,495 at fair value)	20,500,000,000		21,600,000,000
Other	0		100,000,000
Total liabilities	20,500,000,000		21,700,000,000
Variable Interest Enterprise [Member] | Firm-administered multi-seller conduits [Member] | Debt and equity securities [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Trading assets (included assets pledged of $100,385 and $73,056)	0		0
Variable Interest Enterprise [Member] | Mortgage securitization entities [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Customer receivables representing primarily margin loans to prime and retail brokerage	2,700,000,000		2,900,000,000
Other	0		0
Total assets	3,700,000,000		4,700,000,000
Beneficial interests issued by consolidated variable interest entities (included $1,276 and $1,495 at fair value)	2,000,000,000		2,400,000,000
Other	1,500,000,000		1,600,000,000
Total liabilities	3,500,000,000		4,000,000,000
Variable Interest Enterprise [Member] | Mortgage securitization entities [Member] | Debt and equity securities [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Trading assets (included assets pledged of $100,385 and $73,056)	1,000,000,000		1,800,000,000
Variable Interest Enterprise [Member] | Vie Program Type Other [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Customer receivables representing primarily margin loans to prime and retail brokerage	4,300,000,000		4,400,000,000
Other	1,600,000,000		1,600,000,000
Total assets	15,200,000,000		14,000,000,000
Beneficial interests issued by consolidated variable interest entities (included $1,276 and $1,495 at fair value)	10,700,000,000		9,300,000,000
Other	300,000,000		300,000,000
Total liabilities	11,000,000,000		9,600,000,000
Variable Interest Enterprise [Member] | Vie Program Type Other [Member] | Debt and equity securities [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Trading assets (included assets pledged of $100,385 and $73,056)	9,300,000,000		8,000,000,000
Variable Interest Enterprise [Member] | Debt and equity securities [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Trading assets (included assets pledged of $100,385 and $73,056)	$ 10,300,000,000		$ 9,800,000,000

[1]	The following table presents information on assets and liabilities related to VIEs that are consolidated by the Firm at March 31, 2011, and December 31, 2010. The difference between total VIE assets and liabilities represents the Firm's interests in those entities, which were eliminated in consolidation.